DERIVATIVES AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING TRANSACTIONS
Fair value of the company's outstanding derivatives

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2011	2010	2011	2010

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$3.8	$0.5	$1.2	$3.2

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	6.6	1.3	2.1	1.9
Total	$10.4	$1.8	$3.3	$5.1

Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

MILLIONS	LOCATION	2011	2010	2009
Unrealized gain (loss) recognized into AOCI (effective portion)

Foreign currency forward contracts	AOCI (equity)	$0.2	$(2.5)	$(6.9)

Interest rate swap contracts	AOCI (equity)	(15.3)	—	—

Gain (loss) recognized in income (effective portion)

Foreign currency forward contracts	Sales	(0.3)	—	0.8
	Cost of sales	(4.7)	(4.1)	5.4
	SG&A	(1.5)	0.5	2.8
		(6.5)	(3.6)	9.0

Interest rate swap contracts	Interest expense, net	(0.8)	(0.4)	(0.4)
	Total	$(7.3)	$(4.0)	$8.6
Gain (loss) recognized in income (ineffective portion)

Foreign currency forward contracts	Interest expense, net	$(1.8)	$(1.2)	$(1.3)

Impact on earnings from derivative contracts not designated as hedging instruments

MILLIONS	LOCATION	2011	2010	2009

Gain (loss) recognized in income

Foreign currency forward contracts	SG&A	$2.9	$(5.4)	$1.6
	Interest expense, net	(5.4)	(5.5)	(7.0)
	Total	$(2.5)	$(10.9)	$(5.4)

Gains and losses on net investment hedge

MILLIONS	2011	2010	2009
Transaction gains (losses), net of tax	$(9.5)	$37.6	$(43.9)